Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Inventories
Finished goods	£ 2,130,000	£ 1,416,000
Cost of inventory recognized during the period	£ 8,664,000	£ 8,450,000	£ 8,598,000